Advance from Customers	12 Months Ended
Dec. 31, 2020
Revenue From Contract With Customer [Abstract]
Advance from Customers
8.	Advance from Customers

As of December 31, 2020, advance from customers consisted of prepaid rent received from tenants of $69,508 thousand from Nam Tai Inno Park and $214 thousand from the existing factory building located on the site of Nam Tai Inno Valley, Tang Xi, Shanghai, and Wuxi. For 2019, advance from customers was related to the prepaid rent received from tenants of $67,488 thousand from Nam Tai Inno Park and $154 thousand from the existing factory building located on the site of Nam Tai Inno Valley and Wuxi.